Acquisitions (Narrative) (Details) In Millions, except Share data, unless otherwise specified	0 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended
	May 01, 2012 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	May 01, 2012 Mead C&OP USD ($)	Dec. 31, 2012 Tax Year 2007 Foreign Tax Authority USD ($)	Dec. 31, 2012 Tax Year 2007 Foreign Tax Authority BRL	Dec. 31, 2012 Tax Years 2008-2012 Foreign Tax Authority USD ($)
Business Acquisition [Line Items]
Consideration given for Mead C&OP					$ 999.8
Number of shares issued to MWV shareholders					57,100,000
MWV ownership percentage of ACCO					50.50%
Stock Issued		602.3	0	0
ACCO shareholder ownership percentage	49.50%
Common stock, shares, outstanding	113,100,000	113,143,344	55,475,735
Dividend paid to MWV					460.0
Potential tax assessment						13.2	26.9	44.5
Potential tax assessment, accrued reserve related to fair value of liabilities acquired								43.3
Potential tax assessment, accrued interest								1.2
Acquisition related costs classified as Selling, General, and Administrative expenses		14.5	5.6
Pro forma information amortization of inventory step up			13.3
Business Acquisition, Pro Forma Transaction and Integration Costs			20.1
Pro forma refinancing expenses	88.0
Pro forma change in deferred tax valuation allowance		$ 101.9